SUBSEQUENT EVENTS (Details Narrative)													3 Months Ended
	May 01, 2022 USD ($) Integer	Apr. 15, 2022 USD ($) Integer	Mar. 15, 2022 USD ($) Integer	Feb. 17, 2022 USD ($) shares	Feb. 15, 2022 USD ($) Integer	Feb. 02, 2022 USD ($) $ / shares shares	Jul. 26, 2021 USD ($)	Jul. 21, 2021 USD ($)	Jun. 23, 2021 shares	Jun. 21, 2021	May 26, 2021 USD ($) shares	Apr. 11, 2021 USD ($)	Jul. 31, 2021 shares	Feb. 22, 2022	Feb. 16, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Aug. 04, 2021 USD ($)	Aug. 02, 2021 USD ($)	Jul. 23, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)
Subsequent Event [Line Items]
Notes payable - related party, net | $																$ 2,000,000				$ 6,143,223	$ 2,100,000
Hold back percentage										10.00%
Debt Instrument, Face Amount | $																$ 13,200,000				$ 6,143,223
Debt Instrument, Interest Rate, Stated Percentage																9.50%
Merger Consideration | $												$ 1,250,004
Related Party [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		12.00%	12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									600,000
Hold back percentage									10.00%	10.00%
Warrants purchase						478,225
Share issued price per share | $ / shares						$ 0.001
Purchase of common stock for maximum aggregate liability amount | $															$ 1,440,000
Purchase price | $					$ 4,000,000
Number of consigned good purchased | Integer			1,421		13,000
Purchase consideration payable | $			$ 557,998
Subsequent Event [Member] | Jalaluddin Shaik [Member]
Subsequent Event [Line Items]
Common stock value issued for consideration | $						$ 500,000
Number of common stock shares issued for consideration						142,587
Subsequent Event [Member] | Mr Shalik And Divyaa Jalal [Member]
Subsequent Event [Line Items]
Number of common stock shares retained of security for obligation						666,667
Subsequent Event [Member] | Play Sight Employee [Member]
Subsequent Event [Line Items]
Options				1,428,571
Exercisable															1,428,571
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Notes payable - related party, net | $																		$ 500,000	$ 500,000
Subsequent Event [Member] | Slinger Bag Australia Pty Ltd [Member] | Flixsense Pty Ltd [Member]
Subsequent Event [Line Items]
Acquistion percentage														100.00%
Subsequent Event [Member] | First Anniversary [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									200,000
Subsequent Event [Member] | Second Anniversary [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									200,000
One Vendor and Two Employees [Member] | Subsequent Event [Member] | Marketing and Other Services [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services													68,965
Six Brand Ambassadors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services													90,937
Loan Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								15.00%
Proceeds from Lines of Credit | $							$ 300,000
Loan Agreement [Member] | Related Party [Member]
Subsequent Event [Line Items]
Notes payable - related party, net | $																	$ 500,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage																	12.00%		12.00%
Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $								$ 2,000,000
Proceeds from Lines of Credit | $								$ 300,000
Loan Agreement [Member] | Related Party Lender [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable - related party, net | $											$ 6,220,000
Stock Issued During Period, Shares, New Issues											1,636,843
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									540,000
Membership interest purchase agreement, description										On June 21, 2021, the Company completed one immaterial acquisition by entering into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i) 600,000 shares of common stock on the closing date, (ii) 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the “Shares”), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance. The Shares are subject to a 12-month lock-up from their date of delivery during which time they may not be offered or sold by the Seller or any other recipient thereof without the express written consent of the Company. On June 23, 2021, the Company issued 540,000 shares of its common stock to the receipts under the MIPA, which consisted of 600,000 shares less a hold-back of
Hold back shares									60,000
Membership Interest Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									540,000
Membership interest purchase agreement, description									the Company entered into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i)
Hold back shares									600,000
Share Purchase Agreement [Member] | Subsequent Event [Member] | Flixsense Pty Ltd [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock and warrants						6,045,855
Play Sight Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued in exchange for merger				28,333,333
Merger Consideration | $				$ 25,379,683
cover certain expenses				1,524,899
Purchase And Registration Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of consigned good purchased | Integer	8,411	3,168	11,579
Purchase consideration payable | $	$ 3,302,831	$ 1,244,010	$ 4,546,841